Class 1 Shares | State Street Total Return V.I.S. Fund
State Street Total Return V.I.S. Fund <br/><br/>Class 1 SSTIX
INVESTMENT OBJECTIVE
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the State Street Total Return V.I.S. Fund (the “Total Return Fund” or sometimes referred to in context as the “Fund”), but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees	Class 1 Shares State Street Total Return V.I.S. Fund Class 1 USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	Class 1 Shares State Street Total Return V.I.S. Fund Class 1
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (includes an Investor Service Plan fee of 0.20% of the average daily net assets)	0.27%
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.66%	[2]
[1]	“Acquired Fund Fees and Expenses” have been restated to reflect amounts estimated for the current fiscal year.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

EXPENSE EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class 1 Shares | State Street Total Return V.I.S. Fund | Class 1 | USD ($)	67	211	368	822

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class 1 Shares | State Street Total Return V.I.S. Fund | Class 1 | USD ($)	67	211	368	822

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by constructing a broadly diversified portfolio that provides exposure to three primary asset classes either directly or indirectly through investment in exchange-traded funds (“ETFs”), including ETFs that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Fund’s investment adviser, and its affiliates for management, marketing or other services: (1) U.S. and foreign (non-U.S.) equity securities (the “Equity Class”); (2) U.S. and foreign (non-U.S.) debt securities (the “Fixed Income Class”); and (3) alternative-style investments (the “Alternative Class”). SSGA FM allocates the Fund’s assets among the following sub-asset classes in proportions consistent with the potential returns and risks of each sub-asset class as well as the allocations that, in SSGA FM’s view, will best meet the Fund’s investment objective:
  Equity Class — Sub-Asset Classes: U.S. large cap equity securities; U.S. small- and mid-cap equity securities; foreign (non-U.S.) developed market equity securities; and emerging market equity securities.
  Fixed Income Class — Sub-Asset Classes: U.S. government securities, U.S. investment-grade credit securities, and U.S. securitized fixed-income securities (mortgage-backed and asset-backed securities); treasury inflation-protected securities (“TIPS”); high yield securities (also known as “junk bonds”); and sovereign debt obligations.
  Alternative Class — Sub-Asset Classes: real estate investment trusts (“REITs”) and commodities.
Under normal circumstances, the Fund anticipates maintaining an overall strategic target allocation range of 45-65% of its assets in the Equity Class, 30-50% of its assets in the Fixed Income Class and 3-15% of its assets in the Alternative Class. SSGA FM reviews these target allocations at least annually and may make changes over time when it believes it is beneficial to the Fund, including, but not limited to, adding or removing sub-asset classes or underlying ETFs, changing the sub-asset class target allocations, or maintaining the target allocations for longer or shorter periods of time. In addition, SSGA FM may from time to time make tactical adjustments to the Fund’s allocation to a particular sub-asset class to pursue short to intermediate term opportunities based on a broad range of market and economic conditions and a combination of quantitative and fundamental inputs. As a result of these tactical adjustments, the Fund’s actual allocations may deviate from the overall strategic target allocations and, during certain periods, such deviations may be significant.

With respect to the Fund’s assets that are allocated to the Fixed Income Class and Alternative Class, SSGA FM employs an “indexing” investment approach. SSGA FM divides the Fixed Income Class and Alternative Class into the sub-classes described above, and for each sub-class seeks to track the performance of an applicable market index. Under this investment approach, the Fund invests directly or through investment in ETFs either (1) in substantially all of the securities in an index in approximately the same proportion as the index (a “replication” strategy) or (2) in a representative sample of securities that collectively has an investment profile similar to an index (a “representative sampling” strategy). In a representative sampling strategy, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index, and the Fund might or might not hold, directly or through investment in ETFs, all of the securities that comprise the index. For additional information regarding the investment process used to manage the Fixed Income Class and Alternative Class, including the sub-asset classes and applicable market indices, see the “More on the Underlying Investment Indices” section of this Prospectus.

With respect to the Fund’s assets that are allocated to the Equity Class, SSGA FM employs a factor-based quantitative investment process. SSGA FM divides the Equity Class into the sub-classes described above, and for each sub-class seeks to outperform an applicable market index. SSGA FM uses proprietary quantitative models to systematically evaluate various investment style factors, such as value, size, volatility, quality and momentum. The “value” factor incorporates measures such as price to earnings, price to sales, price to cash earnings, price to book value and dividend yield. The “size” factor incorporates measures such as market capitalization. The “volatility” factor incorporates measures such as historical return volatility (i.e., 60-month standard deviation of monthly returns). The “quality” factor incorporates measures such as return on assets, earnings variability and leverage. The “momentum” factor incorporates measures such as price momentum. SSGA FM seeks to maximize potential returns by overweighting securities with positive characteristics identified by the models and underweighting securities with negative characteristics relative to their index weights. SSGA FM may at times employ an “indexing” investment approach (as described above) with respect to one or more sub-asset classes of the Equity Class. For additional information regarding the investment process used to manage the Equity Class, including the sub-asset classes and applicable market indices, see the “More on the Underlying Investment Indices” section of this Prospectus.

SSGA FM may gain exposure to the various sub-asset classes by investing directly in individual securities or through investment in ETFs managed by SSGA FM or its affiliates as well as those managed by unaffiliated investment managers. The Fund (or the ETFs in which the Fund invest) may also use derivative instruments (primarily options, futures contracts, options on futures, interest rate swaps and credit default swaps) to gain or hedge exposure to a certain type of security or broad-based index as an alternative to investing directly in or selling such type of security or the securities representing such index.

The Fund may hold cash or invest in money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity.
PRINCIPAL RISKS
The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in the underlying funds. The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity or equity-related securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Debt Securities Risk is the risk that the values of debt securities may increase or decrease as a result of various factors, including market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, reinvestment of securities during periods of falling interest rates, or repayment by issuers with higher coupon or interest rates.

Indexing Strategy/Index Tracking Risk is the risk of attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the index (i.e., achieve a high degree of correlation with the index), the Fund’s return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing are higher in many foreign markets than in the U.S., and securities of foreign (non-U.S.) issuers may be less liquid and more difficult to value than securities of U.S. issuers. The risk of loss and volatility have increased in recent periods and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Currency Hedging Risk is the risk that if the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk is the risk that debt securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Large-Cap Company Risk is the risk that returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited managerial and financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited managerial and financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the price of a debt is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. A debt security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Mortgage-Backed Securities Risk includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities. The liquidity of mortgage-related securities may change over time.

Asset-Backed Securities Risk includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities. The liquidity of asset-backed securities may change over time.

Treasury Inflation-Protected Securities Risk is the risk that inflation protected securities, such as TIPS, generally fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation-protected security’s value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Fund.

High Yield Securities Risk is the risk that below investment-grade securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities are considered to be speculative and their market value is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Sovereign Debt Obligations Risk is the risk that investments in debt securities issued by sovereign entities may decline in value as a result of a default or other adverse credit event resulting from a sovereign entity’s unwillingness or inability to repay principal and pay interest in a timely manner. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Allocation Risk is the risk that SSGA FM may not allocate assets of the Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser and the portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Modeling Risk is the risk associated with the use of quantitative models by the Adviser in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivative instruments not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative instrument may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivative instruments more costly, may limit the Fund’s ability to employ certain strategies that use derivative instruments and/or may adversely affect the value of derivative instruments and the Fund’s performance.

U.S. Government Obligations Risk is the risk that U.S. Government obligations may be adversely affected by changes in interest rates, or a default by, or decline in the credit quality of, the U.S. Government. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and such securities are subject to increased credit risk.

Exchange-Traded Funds Risk is the risk that the Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by an underlying ETF in which it invests. Also, the Fund bears its proportionate share of the fees and expenses of an underlying ETF in which it invests. In addition, the shares of an underlying ETF may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (“NAV”) of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an underlying ETF or market disruptions may cause the market price of the underlying ETF to deviate from the value of the underlying ETF’s investments, which may be exacerbated in less liquid markets.

REIT Risk is the risk that equity REITs may be affected by changes in the value of the underlying property owned by the trusts, and that mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended, and to maintain an exemption under the Investment Company Act of 1940, as amended (the “1940 Act”).

Commodities Risk is the risk that commodity prices can be extremely volatile, and exposure to commodities can cause the NAV of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. On August 1, 2018, the Fund changed to its current principal investment strategies. Prior to January 23, 2013, the Fund’s underlying strategies were actively managed. If the Fund’s current principal investment strategies had been in place for these prior periods, performance information shown may have been different. The bar chart and average annual total returns table do not reflect the fees or charges imposed by the Accounts of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, returns would be lower than those shown. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
CALENDAR YEAR TOTAL RETURNS (%)

Highest/Lowest quarterly results during this time period were: Highest 11.38% (quarter ended June 30, 2009) Lowest -11.99% (quarter ended September 30, 2011)
AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2018)
Average Annual Total Returns - Class 1 Shares - State Street Total Return V.I.S. Fund	1 Year	5 Years	10 Years	Inception Date
Class 1	(6.34%)	3.69%	7.15%	Jul. 01, 1985
S&P 500® Index (does not reflect fees, expenses or taxes)	(4.38%)	8.50%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	0.01%	2.52%	3.48%
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	(14.20%)	0.68%	6.57%